Subsequent Events (Details) - USD ($)	Aug. 14, 2022	May 10, 2022	Jun. 30, 2022
Subsequent Events [Membe]
Subsequent Events (Details) [Line Items]
Description of share purchase warrants exercisable		The share purchase warrants are exercisable at the lower of (i) $1.50 per share or (ii) 88% of the lowest daily volume-weighted average price, for a period of five years.
Subsequent Events [Membe] | Performance Incentive Plan [Member]
Subsequent Events (Details) [Line Items]
Number of shares issued			3,300,000
Par value (in Dollars per share)			$ 0.0001
Subsequent Events [Membe] | Private Placement Agreement [Member]
Subsequent Events (Details) [Line Items]
Par value (in Dollars per share)			$ 0.0001
Aggregate purchase price payable (in Dollars)			$ 3,300,000
Subsequent Events [Membe] | Employee [Member]
Subsequent Events (Details) [Line Items]
Share purchase warrants granted		200,000
Subsequent Events [Membe] | Consultants [Member]
Subsequent Events (Details) [Line Items]
Share purchase warrants granted		500,000
Non-Adjusting Events After Reporting Period [Member]
Subsequent Events (Details) [Line Items]
Subsequent events, description	The aggregate notional amount of derivative products of Metalpha Limited issued is approximately US$198.30 million. The aggregate value of the products issued to Antalpha Technologies Limited is approximately US$137.08 million.